INCOME TAXES - Schedule of income tax payable (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
INCOME TAXES
Income tax payable	$ 236,021	$ 11,175
Zhongrui Xuikai
INCOME TAXES
Income tax payable	910	10,820
Tianjin Runcheng
INCOME TAXES
Income tax payable	8,845	$ 355
Shiyuegongtu
INCOME TAXES
Income tax payable	$ 226,266